12. Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015
Accounts receivable trade due from related party					$ 0	$ 27,267
Accounts receivable - related party	$ 4,506		$ 4,506		4,506	29,326
Accounts payable - related party					0	2,300
Management fees	50,000	$ 50,000	153,000	$ 163,333	213,333	155,657
General and admin expenses	107,669	106,845	384,477	291,263	408,537	411,235
Majority Stockholder [Member]
Accounts receivable - related party	4,506		4,506		4,506	2,059
Management fees	50,000	50,000	153,000	163,333	213,333	155,657
Stockholder [Member]
Accounts payable - related party					0	2,300
Board member and Stockholder [Member]
General and admin expenses	$ 0	$ 15,000	$ 9,000	$ 40,000	$ 49,000	$ 9,020